Commitments and Contingencies (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Total
Commitments and Contingencies
2025	¥ 1,317,193
2026	367,749
2027	220,306
2028	183,824
Beyond 2028	800
Total	2,089,872
Server and Bandwidth Service Fee Commitments
Commitments and Contingencies
2025	327,771
2026	217,220
2027	209,986
2028	183,022
Total	937,999
Capital Commitments
Commitments and Contingencies
2025	138,731
2026	511
2027	7,887
Total	147,129
Royalties and Expenditure for Licensed Content Commitments
Commitments and Contingencies
2025	774,907
2026	148,491
2027	2,107
2028	802
Beyond 2028	800
Total	927,107
Other Commitments
Commitments and Contingencies
2025	75,784
2026	1,527
2027	326
Total	¥ 77,637